Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Registrant Name	STRATASYS LTD.
Entity Central Index Key	0001517396
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ssys
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 65,505	$ 133,826
Short-term bank deposits	75,370	20,063
Restricted deposits	820	929
Accounts receivable:
Trade, net	72,375	64,678
Other	20,979	22,934
Inventories	66,395	67,995
Net investment in sales-type leases, net	5,082	5,134
Prepaid expenses	2,894	2,751
Deferred income taxes	7,777	4,968
Total current assets	317,197	323,278
Non-current assets
Property, plant and equipment, net	63,842	62,070
Other assets
Goodwill	822,450	822,475
Other intangible assets, net	497,508	510,372
Net investment in sales-type leases	7,990	7,872
Long-term investments - available for sale	1,634	1,634
Amounts funded in respect of employees rights upon retirement	2,740	2,628
Other non-current assets	1,728	1,184
Total other assets	1,334,050	1,346,165
Total assets	1,715,089	1,731,513
LIABILITIES AND EQUITY
Accounts payable	24,587	35,235
Other current liabilities	36,964	40,179
Deferred tax liabilities	137	945
Unearned revenues	21,961	18,068
Total current liabilities	83,649	94,427
Non-current liabilities
Employee rights upon retirement	4,238	4,188
Deferred tax liabilities	54,436	54,693
Unearned revenues - long-term	3,137	3,181
Other non-current liabilities	3,178	2,868
Total liabilities	148,638	159,357
Commitments and contingencies, see note 10
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 60,000 shares; 38,669 and 38,372 shares issued and outstanding at March 31, 2013 and December 31, 2012, respectively	101	101
Additional paid-in capital	1,469,379	1,459,294
Retained earnings	96,966	112,503
Accumulated other comprehensive loss	(606)	(238)
Equity attributable to Stratasys Ltd.	1,565,840	1,571,660
Non-controlling interest	611	496
Total equity	1,566,451	1,572,156
Total liabilities and equity	$ 1,715,089	$ 1,731,513

Consolidated Balance Sheets [Parenthetical] (ILS) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	0.01	0.01
Common stock, shares authorized	60,000	60,000
Common stock, shares issued	38,669	38,372
Common stock, shares outstanding	38,669	38,372

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net sales
Products	$ 81,810	$ 37,546
Services	15,397	7,418
Revenue, Net	97,207	44,964
Cost of sales
Products	49,043	17,811
Services	10,790	4,199
Cost of Goods and Services Sold, Total	59,833	22,010
Gross profit	37,374	22,954
Operating expenses
Research and development, net	10,789	4,352
Selling, general and administrative	43,325	11,375
Operating Expenses, Total	54,114	15,727
Operating income (loss)	(16,740)	7,227
Other income	514	296
Income (loss) before income taxes	(16,226)	7,523
Income taxes (benefit)	(743)	3,001
Net income (loss)	(15,483)	4,522
Net income attributable to non-controlling interest	53	0
Net income (loss) attributable to Stratasys Ltd.	(15,536)	4,522
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic (in dollars per shares)	$ (0.4)	$ 0.21
Diluted (in dollars per share)	$ (0.4)	$ 0.21
Weighted average ordinary shares outstanding
Basic (in shares)	38,494	21,266
Diluted (in shares)	38,494	21,802
Comprehensive Income
Net income (loss)	(15,483)	4,522
Other comprehensive income (loss):
Unrealized gain (loss) on securities, net of tax	0	0
Foreign currency translation adjustment	(368)	112
Other comprehensive income (loss), net of tax	(368)	112
Comprehensive income	(15,851)	4,634
Less: comprehensive income attributable to non-controlling interest	115	0
Comprehensive income attributable to Stratasys Ltd.	$ (15,966)	$ 4,634

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (15,483)	$ 4,522
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	3,706	1,531
Amortization	25,622	1,118
Deferred income taxes	(3,875)	0
Stock-based compensation	5,490	481
Excess tax benefit from stock options	(986)	(191)
Loss on amounts funded in respect of employee rights upon termination	(79)	0
Increase (decrease) in cash attributable to changes in operating assets and liabilities, net of the impact of acquisition:
Accounts receivable, net	(9,723)	(1,919)
Inventories	(7,146)	247
Net investment in sales-type leases	(67)	(558)
Prepaid expenses	1,176	642
Other assets	(543)	(33)
Accounts payable and other current liabilities	(13,768)	227
Non-current liabilities	320	0
Provision for severance pay, net	108	0
Unearned revenues	2,996	811
Net cash provided by (used in) operating activities	(12,252)	6,878
Cash flows from investing activities
Proceeds from the maturity of investments	0	1,500
Proceeds from the sale of investments	0	4,803
Purchase of investments		(6,806)
Purchase of short-term bank deposits	(55,307)	0
Decrease in restricted deposits	105	0
Acquisition of property and equipment	(5,046)	(2,457)
Amounts funded in respect of employee rights upon retirement	(93)	0
Acquisition of intangible and other assets	(252)	(706)
Net cash provided by (used in) investing activities	(60,593)	(3,666)
Cash flows from financing activities
Proceeds from exercise of stock options	3,607	815
Excess tax benefit from stock options	986	191
Net cash provided by financing activities	4,593	1,006
Effect of exchange rate changes on cash	(69)	118
Net increase (decrease) in cash and cash equivalents	(68,321)	4,336
Cash and cash equivalents, beginning of period	133,826	20,092
Cash and cash equivalents, end of period	65,505	24,428
Supplemental disclosures of cash flow information:
Cash paid for taxes	673	2,391
Transfer of fixed assets to inventory	83	195
Transfer of inventory to fixed assets	$ 589	$ 1,100

Basis of Presentation and Consolidation	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1. Basis of Presentation and Consolidation

The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its wholly-owned subsidiaries (collectively, the “Company”). All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation. The Company owns 51% of Objet Japan Co. Ltd. The minority owner’s non-controlling interest is included as a component of equity and a reduction to net income and to comprehensive income attributable to Stratasys Ltd. The Company has one reportable segment.

The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the full year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2012, filed as part of the Company’s Annual Report on Form 20-F for such year.

The Company is the result of the merger of Stratasys, Inc. and Objet Ltd. (“Objet”). On December 1, 2012 (the “merger date”), the two companies completed an all-stock merger (the “merger”), pursuant to which Stratasys, Inc. became an indirect, wholly-owned subsidiary of Objet. In connection with the merger, Objet changed its name to Stratasys Ltd.

The merger was structured as a merger of Stratasys, Inc. with and into an indirect wholly owned subsidiary of Objet. Stratasys, Inc. stockholders received one ordinary share of Stratasys Ltd. for each share of Stratasys, Inc. common stock they owned. Upon closing of the transaction, the former Stratasys, Inc. stockholders owned approximately 55 percent and the Objet shareholders retained approximately 45 percent of the ordinary shares of the company on a fully diluted basis using the treasury stock method. Accordingly, while Objet was the legal acquirer, Stratasys, Inc. is treated as the acquiring company in the merger for accounting purposes and the merger has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations. As a result, the financial statements of the Company prior to the merger date are the separate historical financial statements of only Stratasys, Inc., whereas the financial statements of the Company after the merger date reflect the results of the operations of Stratasys, Inc. and Objet on a combined basis. Accordingly, the accompanying statement of operations and comprehensive income and of cash flows for the three months ended March 31, 2013 are on a combined basis and for the three months ended March 31, 2012 are on a separate Stratasys, Inc. basis only.

Business Combination	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 2. Business Combination

The merger was accounted for as a reverse acquisition and accordingly, the total purchase price of $1,341 million was calculated as if Stratasys, Inc. had issued its shares to Objet’s shareholders and converted options to purchase Objet’s ordinary shares to options to purchase Stratasys, Inc. common stock (which became exercisable instead for Stratasys Ltd. ordinary shares upon consummation of the merger).

Under the acquisition method of accounting, the total purchase price was allocated to the net tangible and intangible assets of Objet acquired in the merger, based on their fair values at the merger date. The estimated fair values are preliminary and based on the information that was available as of the merger date. The Company believes that the information provides a reasonable basis for estimating the fair values, but the Company is waiting for additional information necessary to finalize these amounts, particularly with respect to the estimated fair value of intangible assets and property, plant and equipment and deferred taxes related thereto. Thus the preliminary measurements of fair value reflected are subject to changes and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the merger date. There were no changes during the three months ended March 31, 2013 to the preliminary measurements of fair value. The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):
Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176

In addition, the allocation of the purchase price resulted in the recognition of backlog, which was valued at $6.3 million. Backlog is included in accounts receivable - other and is being amortized to selling, general and administrative based on the pattern in which the economic benefits of backlog are estimated to be realized.

The Company incurred $0.9 million of acquisition-related costs related to the merger that were expensed during the three months ended March 31, 2012. These costs are included in selling, general and administrative costs in the Company’s consolidated statements of operations. There were no significant acquisition-related costs during the three months ended March 31, 2013.

Inventories	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 3. Inventories

Inventories consisted of the following at March 31, 2013 and December 31, 2012, respectively (in thousands):

	2013	2012
Finished goods	$33,085	$37,823
Work-in-process	2,945	3,809
Raw materials	30,365	26,363
	$66,395	$67,995

Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 4. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of our goodwill for the three months ended March 31, 2013, are as follows (in thousands):

Carrying
Amount
Balance at December 31, 2012	$822,475

Effect of currency translation	(25)

Balance at March 31, 2013	$822,450

Other Intangible Assets

Other intangible assets consisted of the following at March 31 (in thousands):

	March 31, 2013		December 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,759	$19,182	$385,735	$9,058
Capitalized software development costs	15,966	13,233	15,831	12,996
Patents	13,645	5,337	13,533	4,952
Trademarks and trade names	16,858	1,029	16,877	592
Customer relationships	77,779	3,075	77,779	1,172
Non-compete agreement	350	224	350	194
In-process research and development	29,231	-	29,231	-

	539,588	$42,080	539,336	$28,964
Accumulated amortization	42,080		28,964
Net book value of amortizable intangible assets	$497,508		$510,372

Changes in the gross carrying amount of our other intangible assets for the three months ended March 31, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336

Patents, trademarks and capitalized software	252

Balance at March 31, 2013	$539,588

Amortization expense for the three month periods ended March 31, 2013 and 2012 was $13.1 million and $1.1 million, respectively.

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 was follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551

Earnings (Loss) Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 5. Earnings (Loss) Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share excludes dilution and is computed by dividing net income (loss) by the weighted average number of shares outstanding for the reporting periods. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue shares were exercised or converted into shares or resulted in the issuance of shares that then share in the income (loss) of the Company. The difference between the number of shares used to compute basic net income (loss) per share and diluted net income (loss) per share relates to additional shares, if diluted, that would be issued upon the assumed exercise of stock options and warrants, net of the shares that would hypothetically be repurchased using the proceeds received from the original exercise.

The additional ordinary shares amounted to 536,621 for the three months ended March 31, 2012. As a result of the net loss in the three months ended March 31, 2013, the outstanding stock options were considered antidilutive and, therefore, were excluded from diluted loss per share of this period. There were no options excluded from the dilution calculation for the three months ended March 31, 2012, since the market price of the Company’s shares exceeded the exercise price of all outstanding options.

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 6. Income Taxes

The Company uses a two-step approach to recognizing and measuring uncertain tax positions (tax contingencies) in accordance with ASC 740, Income Taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company reevaluates these tax positions quarterly and makes adjustments as required. The Company had unrecognized tax benefits of $1.8 million at March 31, 2013 and $1.7 million at December 31, 2012.

The effective tax rate of 4.6% on the loss before income taxes for the quarter ended March 31, 2013 was lower as compared to the 39.9% effective rate on the income before income taxes for the same prior-year period. The decrease is primarily due to the lower tax rate on earnings (losses) in Israel as well as the tax benefit as a result of the realization of the deferred tax liability associated with the amortization of the intangible assets. Also, the federal research credit was reinstated on January 2, 2013, so the entire 2012 credit of approximately $350,000, as well as the credit for the quarter ended March 31, 2013 of $110,000 was recorded in the quarter ended March 31, 2013. The federal research credit had expired on December 31, 2011 and, therefore, was not considered in computing the effective rate for the quarter ended March 31, 2012.

Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 7. Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

At March 31, 2013, the Company had foreign exchange forward contracts in effect for the conversion of €11.0 million into $14.0 million and $30.3 million into NIS 118.5 million. These contracts are not designated for hedge accounting. The fair value of these contracts at March 31, 2013 was $2.2 million included in accounts receivable-other and $0.1 million included as other current liabilities. The fair value is based on level 2 inputs. The Company did not enter into any new foreign exchange forward contracts during the three months ended March 31, 2013. During the quarter ended March 31, 2013, the Company had no other significant measurements of assets or liabilities at fair value on a recurring or nonrecurring basis subsequent to their initial recognition.

Collaborative Arrangements	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Collaborative Arrangement Disclosure [Text Block]

Note 8. Collaborative Arrangements

The Company has agreements with two manufacturing companies to jointly advance certain of its proprietary technology with each of those two companies. The agreements entitle the Company to receive reimbursement payments of costs actually incurred under joint development projects. During the three months ended March 31, 2013 and March 31, 2012, approximately $1.0 million and $150,000, respectively, of research and development expenses were offset by payments that were received from these companies.

Stock Options	3 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 9. Stock Options

Stock-based compensation expense was as follows for the three months ended March 31 (in thousands):

	2013	2012
Cost of sales	$634	$-
Research and development, net	900	-
Selling, general and administrative	3,956	481
Total stock-based compensation expenses	$5,490	$481

There were no options granted in the three months ended March 31, 2013 or 2012. During the three months ended March 31, 2013 and 2012 the Company issued 292,808 and 43,395 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $3.6 million and $815,000 for the first quarter of 2013 and 2012, respectively.

Litigation	3 Months Ended
Mar. 31, 2013
Litigation Disclosure [Abstract]
Litigation Disclosure [Text Block]

Note 10. Litigation

Claims and Proceedings

1) On June 29, 2012, a purported class action complaint was filed in the District Court, Fourth Judicial District, Hennepin County, Minnesota (the “Minnesota Court”), naming Stratasys, Inc., the members of its board of directors, and Objet’s two indirect, wholly-owned subsidiaries party to the merger agreement (Seurat Holdings Inc., a Delaware corporation and an indirect wholly-owned subsidiary of Objet, or Holdco, and Oaktree Merger Inc., a Delaware corporation, or Merger Sub) as defendants. On July 2, 2012, another purported class action complaint was filed in the Court of Chancery of the State of Delaware (the “Delaware Court”), naming the same persons as well as Objet as defendants. A third purported class action was filed on July 17, 2012, also in the Minnesota Court naming the same parties (except for Objet) as defendants. The complaints generally allege that, in connection with approving the merger, the Stratasys, Inc. directors breached their fiduciary duties owed to Stratasys, Inc. stockholders and that Stratasys, Inc., Objet, Holdco and Merger Sub knowingly aided and abetted the Stratasys, Inc. directors’ breaches of their fiduciary duties. The complaints sought, among other things, certification of the case as a class action, an injunction against the consummation of the transaction, a judgment against the defendants for damages, and an award of fees, expenses and costs to plaintiffs and their attorneys.

While the Company and the other defendants believe that each of the aforementioned lawsuits is without merit and that the Company has valid defenses to all claims, in an effort to minimize cost and expense of any litigation relating to such lawsuits, on September 6, 2012, the Company and other defendants entered into a memorandum of understanding (“MOU”) with the parties to the actions pending in the Chancery Court and the Minnesota Court, pursuant to which the Company and such parties agreed in principle, and subject to certain conditions, to settle those stockholder lawsuits. Subject to approval of the appropriate court and further definitive documentation, the MOU establishes a framework to resolve the allegations against the Company and other defendants in connection with the merger agreement and contemplates a release and settlement by the plaintiffs of all claims against the Company and other defendants and their affiliates and agents in connection with the Merger Agreement. In exchange for such release and settlement, pursuant to the terms of the MOU, the parties agreed, after arm’s-length negotiations, that Stratasys, Inc. would file a Current Report on Form 8-K amending and supplementing the applicable disclosure in the joint proxy statement/prospectus, dated August 8, 2012, which had been sent to Stratasys, Inc. stockholders.

The plaintiffs are presently engaged in confirmatory discovery with respect to the disclosures made in the proxy statement/prospectus. In addition, the parties are engaged in negotiating a final settlement agreement, which will be submitted to the Delaware Court for approval. However, if the conditions set forth in the MOU are not satisfied or the Delaware Court fails to approve the settlement, the litigation will proceed, and the Company intends to continue to vigorously defend these actions.

The Company recorded a provision in 2012 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

2) In May 2004, a former employee sued the Company and one of the Company’s directors demanding that the Company issue to him an option to purchase 1.75% of Objet’s outstanding shares and compensate him in an amount equal to NIS 315,000 ($85,000). The cause of action was an alleged breach of certain undertakings made by the Company to the former employee. Additionally, he claimed that the Company failed to pay his salary and certain social benefits with respect to a certain period of time. The Company filed a statement of defense in which the Company denied any wrongdoing in this action. In May 2011, the court ruled in the Company’s favor, denying all of the former employee’s claims. The former employee appealed the decision to the national labor court, but the Company reached a settlement with the former employee, agreeing to pay NIS 100,000 ($27,000), in November 2012, which was approved by the court, and the appeal was dismissed.

3) In October 2007, a former supplier of Objet brought an action against Objet and the former directors of its European subsidiary (one of whom, Ilan Levin, is a current director of the Company) in a Brussels commercial court, claiming damages of €566,000 ($747,000), plus interest and related legal and litigation costs. On April 26, 2010, the court held Objet and its subsidiary’s former directors jointly and severally liable for the full amount claimed. Objet along with its subsidiary’s former directors filed an appeal of the judgment in May 2010, with respect to which the final judgment is expected to be rendered in 2013. In keeping with required procedures related to the litigation, in July 2011, the Company deposited the full amount of the original judgment in favor of the former supplier, plus interest and litigation costs (€690,000, or $911,000, in total) into a blocked, state-owned account in the Company’s name, to be held pending the outcome of the appeal.

Objet recorded a provision in 2007 and 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management. Management believes that there is no material exposure to loss in excess of the amount accrued.

4) In December 2008, another employee, whose employment with the Company was subsequently terminated, filed a claim against the Company demanding that, based on an alleged undertaking the Company had made, the Company issue to him an option that would allow him to maintain an equity interest of 1.45% in the Company, as well as reimburse salary reductions he had suffered in an aggregate sum of NIS 552,000 ($148,000). In July 2009, the Company filed its statement of defense, rejecting the claims raised by the former employee. Together with the former employee, the Company initiated mediation of the dispute, but did not reach a settlement. The former employee later amended his initial pleading to seek an additional NIS 441,000 ($118,000) on account of alleged wrongful termination by the Company, and consequently, the Company filed an amended statement of defense on June 2011. The former employee later amended his statement of claim for the second time, so that it will include a claim that the Company never granted him options. The action is currently ongoing and is being litigated in an Israeli labor court. Evidentiary hearings took place on February 7, 2013 and April 4, 2013 and summation briefs are due to be submitted by the parties.

Objet recorded a provision in 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

It is reasonably possible that the loss arising from this claim will be greater than the amount accrued, up to the entire amount claimed.

5) On April 15, 2012, the Company and a former distributor signed a mediation / arbitration agreement in order to either amicably resolve or arbitrate, in Israel, a dispute related to a distributorship agreement with the former distributor that the Company had terminated for cause. Without waiving any of its rights, and for the purpose of mediation, the former distributor has claimed compensation of $1.5 million for, among other things, its alleged investment in building a market for the Company’s products, while the Company has claimed approximately $0.5 million (under a similar reservation of rights), for amounts owed to it by the distributor under the distributorship agreement, damages to the Company’s reputation and lost profits. The first mediation meeting under the mediation / arbitration agreement was held on July 18, 2012, and it has been followed by additional meetings that the mediator has held with each of the parties separately. The mediation is still in progress as of the date of these financial statements.

Management does not believe that the allegations made by the former distributor will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

6) On March 4, 2013, the Company was notified of two lawsuits purportedly filed in an Israeli district court against the Company by four current or former minority shareholders and former directors of the Company. The lawsuits purportedly demand that the Company amend its capitalization table such that certainshares previously issued to Objet shareholders named as defendants would be recognized as being owned by the plaintiffs with a consequent reduction of the share ownership of the named defendants. The lawsuits also name as defendants Elchanan Jaglom, Chairman of the Executive Committee of the Company’s board of directors, David Reis, Chief Executive Officer, various shareholders of the Company who were also shareholders of Objet, and, in one of the lawsuits, Ilan Levin, a director. The lawsuits allege in particular that a series of investments in Objet during 2002 and 2003 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also allege that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claim that the Company effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date—as late as 2009. In April 2013, the Company, the plaintiffs and all other defendants agreed that the defendants will submit their statement of defense by May 26, 2013. A pre-trial hearing will take place in June 2013. The foreign defendants accepted the jurisdiction of the Israeli court, and the hearing of both claims will be united. The court approved the parties’ agreement.

The Company believes that these claims are all entirely baseless and that the transactions in question were conducted in accordance with applicable law. Management does not believe that these lawsuits will have a material adverse effect on our operations or financial condition, and the Company intends to vigorously defend these lawsuits.

The Company is a party to various other legal proceedings, in the normal course of its business. The Company accrues for a loss contingency when it determines that it is more likely than not, after consultation with management, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the outcome of these legal proceedings, either individually or in the aggregate, will not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Business Combination (Tables) (Objet Ltd [Member])	3 Months Ended
Mar. 31, 2013
Objet Ltd [Member]
Schedule of Purchase Price Allocation [Table Text Block]
The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):
Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

Schedule Of Acquired Finite and Indefinite Lived Intangible Assets By Major Class [Table Text Block]

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176

Inventories (Tables)	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories consisted of the following at March 31, 2013 and December 31, 2012, respectively (in thousands):

	2013	2012
Finished goods	$33,085	$37,823
Work-in-process	2,945	3,809
Raw materials	30,365	26,363
	$66,395	$67,995

Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Changes in the carrying amount of our goodwill for the three months ended March 31, 2013, are as follows (in thousands):

Carrying
Amount
Balance at December 31, 2012	$822,475

Effect of currency translation	(25)

Balance at March 31, 2013	$822,450

Schedule of Intangible Assets and Goodwill [Table Text Block]

Other intangible assets consisted of the following at March 31 (in thousands):

	March 31, 2013		December 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,759	$19,182	$385,735	$9,058
Capitalized software development costs	15,966	13,233	15,831	12,996
Patents	13,645	5,337	13,533	4,952
Trademarks and trade names	16,858	1,029	16,877	592
Customer relationships	77,779	3,075	77,779	1,172
Non-compete agreement	350	224	350	194
In-process research and development	29,231	-	29,231	-

	539,588	$42,080	539,336	$28,964
Accumulated amortization	42,080		28,964
Net book value of amortizable intangible assets	$497,508		$510,372

Schedule of Finite-Lived Intangible Assets [Table Text Block]

Changes in the gross carrying amount of our other intangible assets for the three months ended March 31, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336

Patents, trademarks and capitalized software	252

Balance at March 31, 2013	$539,588

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 was follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551

Stock Options (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

Stock-based compensation expense was as follows for the three months ended March 31 (in thousands):

	2013	2012
Cost of sales	$634	$-
Research and development, net	900	-
Selling, general and administrative	3,956	481
Total stock-based compensation expenses	$5,490	$481

Basis of Presentation and Consolidation (Details Textual)	Mar. 31, 2013
Objet Japan Co Ltd [Member]
Equity Method Investment, Ownership Percentage	51.00%
Stratasys Shareholders [Member]
Equity Method Investment, Ownership Percentage	55.00%
Objet Shareholders [Member]
Equity Method Investment, Ownership Percentage	45.00%

Business Combination (Details) (Objet Ltd [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Objet Ltd [Member]
Cash and cash equivalents	$ 41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027
Total purchase price	$ 1,340,897

Business Combination (Details 1) (Objet Ltd [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Total intangible assets, Amount	$ 490,176
Developed Technology Rights [Member]
Total intangible assets, Amount	374,126
Weighted Average Life - Years	9 years 7 months 6 days
Customer Relationships [Member]
Total intangible assets, Amount	72,679
Weighted Average Life - Years	10 years
Trade Names [Member]
Total intangible assets, Amount	15,291
Weighted Average Life - Years	9 years
Research Tax Credit Carryforward [Member]
Total intangible assets, Amount	$ 28,080
Weighted Average Life - Years	Indefinite

Business Combination (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2013 Objet Ltd [Member]
Total purchase price		$ 1,340,897,000
Business Acquisition Purchase Price Assumed Resulted In Recognition Of Backlog		6,300,000
Adjust expenses related to business combination (deal fees, inventory step-up, backlog, deferred revenues, stock based compensation accelerations	$ 900,000

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finished goods	$ 33,085	$ 37,823
Work-in-process	2,945	3,809
Raw materials	30,365	26,363
Inventory, Net	$ 66,395	$ 67,995

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Balance at December 31, 2012	$ 822,475
Effect of currency translation	(25)
Balance at March 31, 2013	$ 822,450

Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Gross	$ 539,588	$ 539,336
Accumulated amortization	42,080	28,964
Net book value of amortizable intangible assets	497,508	510,372
Developed Technology Rights [Member]
Finite-Lived Intangible Assets, Gross	385,759	385,735
Accumulated amortization	19,182	9,058
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Gross	15,966	15,831
Accumulated amortization	13,233	12,996
Patents [Member]
Finite-Lived Intangible Assets, Gross	13,645	13,533
Accumulated amortization	5,337	4,952
Trademarks and Trade names [Member]
Finite-Lived Intangible Assets, Gross	16,858	16,877
Accumulated amortization	1,029	592
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	7,779	77,779
Accumulated amortization	3,075	1,172
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	350	350
Accumulated amortization	224	194
In-Process Research and Development [Member]
Finite-Lived Intangible Assets, Gross	29,231	29,231
Accumulated amortization	$ 0	$ 0

Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Balance at December 31, 2012	$ 539,336
Patents, trademarks and capitalised software	252
Balance at March 31, 2013	$ 539,588

Goodwill and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 52,468
2014	54,022
2015	54,166
2016	54,023
2017	$ 53,551

Goodwill and Other Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Amortization of Intangible Assets	$ 13.1	$ 1.1

Earnings (Loss) Per Share (Details Textual) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Stock Issued During Period, Shares, New Issues	536,621

Income Taxes (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	4.60%	39.90%
Unrecognized Tax Benefits	$ 1,800,000		$ 1,700,000
Incometax Uncertainties Description	The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company reevaluates these tax positions quarterly and makes adjustments as required.
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 110,000		$ 350,000

Fair Value Measurements (Details Textual) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Foreign Exchange Future [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Future [Member] EUR (€)	Mar. 31, 2013 Foreign Exchange Future Two [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Future Two [Member] ILS
Derivative, Notional Amount		$ 14	€ 11	$ 30.3	118.5
Derivative Asset, Fair Value, Net	2.2
Derivative Liability, Fair Value, Net	$ 0.1

Collaborative Arrangements (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Research and development, net	$ 10,789	$ 4,352
Collaborative Arrangement [Member]
Research and development, net	$ 1,000	$ 150

Stock Options (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Total stock-based compensation expenses	$ 5,490	$ 481
Cost Of Sales [Member]
Total stock-based compensation expenses	634	0
Research and Development Expense [Member]
Total stock-based compensation expenses	900	0
Selling, General and Administrative Expenses [Member]
Total stock-based compensation expenses	$ 3,956	$ 481

Stock Options (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Number of options exercised	292,808	43,395
Stockholders' Equity, Period Increase (Decrease)	$ 3,600,000	$ 815,000

Litigation (Details Textual)	1 Months Ended					3 Months Ended		1 Months Ended
	Apr. 30, 2012 USD ($)	Jul. 31, 2009 ILS	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS	May 31, 2004	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Apr. 30, 2012 Reservation Of Rights [Member] USD ($)	Nov. 30, 2012 Former Employee [Member] USD ($)	Nov. 30, 2012 Former Employee [Member] ILS	May 31, 2004 Former Employee [Member] USD ($)	May 31, 2004 Former Employee [Member] ILS	Jul. 31, 2011 Former Supplier [Member] USD ($)	Jul. 31, 2011 Former Supplier [Member] EUR (€)	Oct. 31, 2007 Former Supplier [Member] USD ($)	Oct. 31, 2007 Former Supplier [Member] EUR (€)
Percentage Of Purchase Of Outstanding Shares and Compensate By Stock Option Issued					1.75%
Stock-based compensation						$ 5,490,000	$ 481,000				$ 85,000	315,000
Litigation Settlement, Expense									27,000	100,000
Claiming Damages Interest and Legal and Litigation Costs															747,000	566,000
Interest and Legal and Litigation Costs													911,000	690,000
Percentage Of Maintain Equity Interest			1.45%	1.45%
Reimburse Salary Reductions			148,000	552,000
Loss Contingency Demanded On Termination		441,000
Litigation Compensation	$ 1,500,000							$ 500,000